ADVANCES FROM SHAREHOLDER	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
16. ADVANCES FROM SHAREHOLDER

On December 3, 2010, the Company’s CEO borrowed $558,101, including principal and interest, from a bank to purchase equipment on the Company’s behalf and with the Company’s guarantee, which she in turn loaned back to the Company on the same terms. The loans bore interest of 7.28% with maturity of December 3, 2012. As of June 30, 2011, and December 31, 2010, advance from shareholder was as follows:

	2011	2010
Total long-term loan	$405,099	$558,101
Less: Current	265,299	302,305
Noncurrent	$139,800	$255,796

17. ADVANCE FROM SHAREHOLDER

On December 3, 2010, our CEO borrowed $558,101, including principal and interest, from a bank for the purchase of equipment on our behalf and with our guarantee, which she in turn loaned back to us on the same terms. The loans bear interest of 7.28% with maturity dates of December 3, 2012.

2010
Total long-term loan	$558,101
Current	(302,305)
Non-current	$255,796